Leases (Details) - Schedule of Amortization of Right-of-Use Assets ¥ in Thousands	Dec. 31, 2022 CNY (¥)
RMB
FY2023	¥ 1,948
FY2024	1,063
FY2025	1,075
FY2026	1,087
FY2027	1,087
FY2028	621
FY2029	290
FY2030	145
Total future lease payments	7,316
Less: Imputed interest	831
Represent value of future lease payments	¥ 6,485	[1]

[1]	Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB1,696 (US$246) and RMB4,789 (US$694) for the year ended December 31, 2022, respectively.